INTANGIBLES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
INTANGIBLES

NOTE 4–INTANGIBLES

Finite-Lived Intangible Assets

As of December 31, 2024, the Company impaired the remaining value of the customer relationships asset and recorded a loss on the impairment of $130 thousand which was recorded in selling, general and administrative expenses. Intangible asset amortization expense was zero and $15 thousand for the three months ended September 30, 2025 and 2024, respectively. Intangible asset amortization expense was zero and $45 thousand for the nine months ended September 30, 2025 and 2024, respectively. As of September 30, 2025 and December 31, 2024 the balance of customer relationships was zero.

Indefinite - Lived Intangible Assets

The following table summarizes the balances of the indefinite-lived intangible assets and is included in discontinued operations as of September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
Intangible asset - Part 135 certificate	$—	$1,200

The FAA Part 135 certificate amount of $1.2 million relates to the certificate held by GC Aviation, Inc. In March 2025, the Company sold GC Aviation, Inc., and the FAA Part 135 Certificate for $2.0 million. The Company did not recognize any impairment of the Part 135 certificate during the three or nine months ended September 30, 2025 and 2024, respectively.

NOTE 6–INTANGIBLES

Finite-Lived Intangible Assets

The following is a summary of finite-lived intangible assets as of December 31, 2024 and 2023, in thousands:

December 31, 2024
	Cost	Accumulated Amortization	Net
Customer relationships	$—	$—	$—
	$—	$—	$—

	December 31, 2023
	Cost	Accumulated Amortization	Net
Customer relationships	$301	$(110)	$191
	$301	$(110)	$191

As of December 31, 2024, the Company impaired the value of the customer relationships asset and recorded a loss on the impairment of $130 thousand which is recorded in selling, general and administrative expenses. Intangible asset amortization expense was $61 thousand and $61 thousand for the years ended December 31, 2024 and 2023, respectively.

Indefinite - Lived Intangible Assets

The following table summarizes the balances as of December 31, 2024 and 2023, of the indefinite-lived intangible assets, in thousand:

	December 31, 2024	December 31, 2023
Intangible asset - Part 135 certificate	$1,200	$1,200

The FAA Part 135 certificate for a total amount of $1.2 million relates to the certificate acquired from the GCA acquisition.

During the year ended December 31, 2023, the Company transferred its Fly Dreams LLC operations to GCA and sold its membership interest in Fly Dreams LLC, including Fly Dreams FAA Part 135 Certificate, with a carrying balance of $163 thousand, for a selling price of $550 thousand, which resulted in a gain in the amount of $387 thousand, which was reported in other income in the consolidated statement of operations for the year ended December 31, 2023. The Company did not recognize any impairment of the Part 135 certificates as of December 31, 2024, and 2023.

M2i Global Inc [Member]
INTANGIBLES

Note 5 — Impairment of Intangible Assets

During the fiscal year ended November 30, 2023, as a result in the shift in the Company’s operations, as described in Note 1, the Company determined its intangible assets were impaired resulting in an impairment expense totaling $94,952. During the fiscal year ended November 30, 2024, the Company determined that there was no impairment of assets resulting in an impairment expense.